Share-based payments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-based payments
18. Share-based payments
Immatics Biotechnologies GmbH previously issued share-based awards to employees under two different plans. Under the Immatics Biotechnologies GmbH Stock Appreciation Program 2010 (the “2010 Plan”), the Company issued stock appreciation rights (“SARs”), which the Group accounted for as cash-settled awards. Under the Immatics Biotechnologies 2016 Equity Incentive Plan (“2016 Plan”), the Company issued tandem awards, which allowed employees to exercise their awards as either a SAR or a stock option. In 2020, prior to the ARYA Merger, Immatics N.V. established the new equity incentive plan (“2020 Equity Plan”). As part of the ARYA Merger, the 2010 Plan and the 2016 Plan were converted and were superseded by the 2020 Equity Plan as described below.
Share appreciation rights (“the 2010 Plan”)
Effective January 1, 2005, in addition to performance-related compensation, certain Immatics employees became eligible to participate in a Stock Appreciation Rights (SAR) Program as part of a long-term equity incentive scheme. The aim of this program was to give employees a long-term stake in the success of the Company. The SAR program was adopted by resolutions by the supervisory board in January 2005 and was subsequently amended on February 6, 2007 and September 7, 2010.
Under the 2010 Plan, the beneficiaries received SAR awards, which did not require any cash investment into the company. SARs granted under this program carried no dividend or voting rights. The award holders had the right to execute the vested SARs only in a defined exit event. An exit event was defined as the acquisition of more than 50.00% of the outstanding shares by a third party.
SARs granted under the 2010 Plan vested based on the satisfaction of service requirements (time-based vesting). These awards generally had a five-year graded vesting period. Employees leaving the Group were able to retain any vested awards as of their termination date, unless they were terminated for cause. Per the terms of the SAR agreements, employees were not entitled to subscribe to shares in the Group. Therefore, SARs granted under the 2010 Plan might be settled in cash only.

As awards issued under the 2010 Plan were cash settled, the Group applied liability accounting and revalued the outstanding awards at each reporting date. The Group applied a Black Scholes pricing model to estimate the fair value of the SARs as of December 31, 2019 and 2018 based on a company value of $350,000 thousand and $160,000 thousand, respectively.

	December 31,
Amounts in USD	2019	2018
Exercise price	$1.12	$1.12
Underlying share price	$67.87	$27.21
Volatility	73%	64%
Time period (years)	1.25	5.00
Risk free rate	1.59%	2.77%
Dividend yield	0.00%	0.00%
Combined probability of exit events	80.00%	25.00%
Expected volatility was determined by calculating the historic volatility in share prices of peer companies within the biotechnology industry. The expected life in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability
and exercise restrictions. Furthermore, the fair value of SARs issued under the 2010 Plan were discounted based on the probability of the awards becoming exercisable due to either a change in control or an IPO, as management expected to settle these awards also in case of an IPO. The Black Scholes model considered for an IPO event a time period of one year and for a trade sale event a time period of five years. Awards issued under the 2010 Plan did not expire.
Set out below are summaries of SARs issued during 2019 and 2018:

	2019		2018
	Weighted average exercise price in USD	Number	Weighted average exercise price in USD	Number
SARs outstanding at January 1,	$1.12	43,675	$1.12	43,978
SARs granted		—		—
SARs forfeited	1.12	220	1.12	303
SARs outstanding at December 31,	1.12	43,455	1.12	43,675
SARs vested	$1.12	117	$1.12	169
SARs exercisable		—		—
There were no awards issued under the 2010 Plan as of December 31, 2020, 2019 or 2018.
Resulting from these awards Immatics had other
non-current
liabilities of €2.1 million and €0.2 million as of December 31, 2019, and 2018, respectively.
As the 2010 Plan was converted in 2020, there were no SARs outstanding as of December 31, 2020.

2016 Equity Incentive Plan (“the 2016 Plan”)
On February 8, 2017, the Company established the “2016 Equity Incentive Plan” to provide employees and consultants of the Group the ability to share in the Company’s future success.
Awards issued under the 2016 Plan were tandem awards, which consisted of an option to acquire a stated the number of shares at a stated exercise price, or alternatively, the right to receive any appreciation in the value of the stated number of shares (“SAR portion”).

Generally, the tandem awards issued under the 2016 Plan had a five-year vesting period. The first annual tranche vested on the first anniversary of the grant date. Following the first anniversary, the awards continued to vest on a monthly basis. Vesting was contingent on the recipient’s continued service to the Group. Employees which left the Group were able to retain any awards vested as of their termination date, unless they were terminated for cause. Former employees forfeited their awards, if they remained unexercised more than three months after an IPO or change in control. In the event of a change in control, the unvested portion of the Tandem Award should immediately vest.
The Tandem Award (to the extent vested) might only be exercised after the contribution of all Immatics shares to a holding company for purposes of an indirect IPO, a change in control, or the expiration of a certain lock-up
period following the completion of a direct IPO. A change in control was defined as the acquisition of more than 50% of the outstanding shares by a third party.
Under the terms of the 2016 Plan, options had to be settled in equity shares of the Group, while SAR portions might be settled in either equity shares or cash, at the Group’s discretion. While the Group did not have a policy or prior history of settling these awards, it intended to settle outstanding awards in equity shares. As a result, the Group was treating awards issued under the 2016 plan as equity-settled. Subsequent settlements of SARs in cash, to the extent they occurred, would be recorded via an adjustment to equity. Each option or SAR issued under the plan might be settled for one common share of the Group in the event it is exercisable.
Set out below are summaries of tandem awards issued during 2019 and 2018:

	2019		2018
	Weighted average exercise price in USD	Number	Weighted average exercise price in USD	Number
Tandem Awards outstanding at January 1,	$16.65	74,401	$16.65	31,880
Tandem awards granted in June to September	18.30	26,557	16.65	43,964
Tandem awards granted in December	23.82	5,447
Tandem awards forfeited	16.81	2,936	16.65	1,443
Tandem awards outstanding at December 31,	17.45	103,469	16.65	74,401
Tandem awards vested	$16.76	16,238	$16.65	14,350
Tandem awards exercisable		—		—
Weighted average remaining contract life (years)	8.56		9.12
Weighted average fair value of options granted in USD till September	10.27		4.51
Weighted average fair value of options granted in USD for December	53.41		—
The Group used a Black Scholes pricing model to estimate the fair value of equity settled tandem awards issued during 2019 until September 2019, based on a company valuation of $160 million.
The fair value of tandem awards issued in December 2019 was based on a company valuation of $350 million.

Amounts in USD	December 2019	June 2019 - September 2019	December 2018
Exercise price in USD	$23.82	$18.30	$16.65
Underlying share price in USD	$67.87	$16.94	$27.21
Volatility	73%	78%	64%
Time period (years)	1.25	2.10	5.00
Risk free rate	1.59%	2.04%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Combined probability of exit events	80.00%	60.00%	25.00%

Expected volatility was determined by calculating the historic volatility in share prices of peer companies within the biotechnology industry. The expected life in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability
and exercise restrictions. Furthermore, the fair value of awards issued under the 2016 Plan were discounted based on the probability of the awards becoming exercisable due to either a change in control or an IPO.
Conversion of 2010 Plan and 2016 Plan in connection with ARYA Merger
As part of the ARYA Merger, all outstanding awards under the 2010 Plan and 2016 Plan were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V.
Cash Payments
In accordance with the employee award agreements, holders of vested awards under the 2010 Plan and 2016 Plan (including any awards scheduled to vest prior to 2021), agreed to receive a cash payment of $10.00 per award, less the applicable exercise price (“Award Cash Proceeds”). Per the terms of the employee award agreements, active employees were required to re-invest
25%-50%
of the Award Cash Proceeds, net of taxes, with management members required to re-invest
50%. In total, employees elected to receive €8.9 million in net Award Cash Proceeds before taxes, which were paid during the third quarter. These proceeds mainly covered wage tax obligations by the employees.
These cash payments represent a modification of awards previously issued under the 2010 Plan and 2016 Plan. The Group recognized €2.6 million in operating expense related to the modification of awards issued under the 2010 Plan and previously accounted for as a liability. The Group also recognized €4.3 million as a reduction in share premium, associated with the modification from previously equity-settled tandem awards, which were settled in cash as part of the modification.
Share-based Awards
The share-based awards, that were received by employees as part of the conversion, consisted of Re-investment Shares, Matching Stock Options and Converted Stock Options as described below.
In accordance with the employee
re-investment
elections, employees received 733,598 shares in Immatics N.V.
(“Re-investment
Shares”), which had a fair value of €8.5 million based on the ARYA share price of $15.15, as of the merger on July 1, 2020. The Re-investment Shares issued represented a modification of awards previously granted under the 2010 Plan and the 2016 Plan. This modification resulted in additional operating expense of €4.1 million.
For each ordinary Re-investment Share received, active employees and management members also received two stock options (“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of $10.00 and vest in full on July 31, 2021. The award recipient must remain employed by Immatics or one of its affiliates through the vesting date, to receive the option. The awards have a ten-year
contract life.
The Matching Stock Options award agreements had a service commencement date in June 2020. However, the grant date criteria for these awards, as specified in IFRS 2 and the underlying award agreements, were not met until July 1, 2020. Based on the July 1, 2020 grant date the Group assigned a fair value of $10.59.
Immatics applied a Black Scholes pricing model to estimate the fair value of the Matching Stock Options, which the Group records as an expense over the four-year graded vesting period.

As of June 30, 2020
Exercise price in USD	$10.00
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.5
Risk free rate	0.29%
Dividend yield	0.00%
Set out below are summaries of Matching Stock Options issued during 2020:

	2020
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	—	—
Matching Stock Options granted in June	10.00	1,430,818
Matching Stock Options forfeited	10.00	8,262
Matching Stock Options outstanding at December 31,	10.00	1,422,556
Matching Stock Options vested	—	—

Weighted average remaining contract life (years)	9.50
Weighted average fair value of options granted in USD for June	10.59
For any outstanding 2016 Plan and 2010 Plan awards scheduled to vest on or after January 1, 2021, employees received replacement stock options (“Converted Options”) to acquire shares in Immatics N.V. The Converted Options have comparable terms as the previous awards, with revised exercise prices reflecting the reorganized capital structure of Immatics. The options granted under the 2020 Equity Plan that gives employees the right to acquire shares in Immatics N.V., are accounted for as a modification under IFRS 2, with the incremental fair value expensed over the remaining vesting period. The incremental fair value is the difference between the fair value of the options to purchase ordinary shares under the 2020 Equity Plan to acquire shares in Immatics N.V., and the fair value of the exchanged unvested SAR (both measured at the date on which the replacement award is issued).
Based on the terms of the Converted Options award agreements, the awards had a service commencement date in June 2020. However, the grant date criteria for these awards, as specified in IFRS 2 and the underlying award agreements, were not met until July 1, 2020. Based on the July 1, 2020 grant date the Group assigned an average fair value of $13.79. The incremental average fair value of the Converted Options compared to the share-based awards under the 2010 Plan and 2016 Plan was $4.83. Immatics applied a Black Scholes pricing model to estimate the fair value of the Converted Options.

As of June 30, 2020
Average exercise price in USD	$2.47
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.6
Risk free rate	0.29%
Dividend yield	0.00%

Set out below are summaries of Converted Options issued during 2020:

	2020
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	—	—
Converted Options granted in June	2.49	632,384
Converted Options forfeited	1.08	37,540
Converted Options outstanding on December 31,	2.58	594,844
Converted Options vested	$2.45	53,856

Weighted average remaining contract life (years)	7.01
Weighted average fair value of options granted in USD for June	4.83
Additional grants under the 2020 Equity Plan
Service Options
Prior to the ARYA Merger, Immatics N.V. established the 2020 Equity Plan. After closing the ARYA Merger, employees, directors and officers received 1,087,242 employee stock options under the 2020 Equity Plan with a service requirement (“Service Options”), to acquire shares of Immatics N.V. The service-based options will vest solely on a four-year time-based vesting schedule.
The total amount of the Service options granted were accounted for by considering a fair value of $11.29, $9.25, and $6.73, as of grant date June 30, 2020, September 14, 2020, and December 17, 2020, respectively. Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options.

	As of June 30, 2020	As of September 14, 2020	As of December 17, 2020
Exercise price in USD	$10.00	$10.00	$9.70
Underlying share price in USD	$15.15	$9.16	$9.70
Volatility	75%	79%	84%
Time period (years)	7.0	6.2	6.0
Risk free rate	0.29%	0.37%	0.49%
Dividend yield	0.00%	0.00%	0.00%
A total of 1,963,566 Service Options have been granted as of December 31, 2020. Set out below are summaries of Service Options issued during 2020:

	2020
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	—	—
Service Options granted in June	10.00	1,087,417
Service Options granted in September	9.72	74,000
Service Options granted in December	9.70	802,149
Service Options forfeited	10.00	53,384
Service Options outstanding on December 31,	9.87	1,910,182
Service Options vested	—	—
Weighted average remaining contract life (years)	9.72
Weighted average fair value of options granted in USD for June	11.29
Weighted average fair value of options granted in USD for September	9.25
Weighted average fair value of options granted in USD for December	6.73

Performance-Based Options (“PSUs”)
In addition, after the closing of the ARYA Merger certain executive officers and key personnel of the Group received under the 2020 Equity Plan PSUs, vesting based both on achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively. The amount of 3,644,000 of the PSUs granted on June 30, 2020, were accounted for by considering a fair value of $11.10.
The remaining amount of 255,000 PSUs granted on September 14, 2020, were accounted for by considering a fair value of $6.41. A Monte-Carlo simulation model has been used to measure each fair value at grant date of the PSUs. The model incorporates the impact of the performance criteria regarding market capitalization described above in the calculation of the award’s fair value at grant date. In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

	As of June 30, 2020	As of September 14, 2020
Exercise price in USD	$10.00	$10.00
Underlying share price in USD	$15.15	$9.16
Volatility	79%	78%
Time period (years)	7.0	6.7
Risk free rate	0.66%	0.67%
Dividend yield	0.00%	0.00%
A total of 3,644,000 PSUs have been granted as of December 31, 2020.
Set out below are summaries of PSUs issued during 2020:

	2020
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	—	—
PSUs granted in June	10.00	3,644,000
PSUs granted in September	10.00	255,000
PSUs forfeited	10.00	255,000
PSUs outstanding on December 31,	10.00	3,644,000
PSUs vested	—	—
Weighted average remaining contract life (years)	9.60
Weighted average fair value of options granted in USD for June	11.10
Weighted average fair value of options granted in USD for September	6.41
The Group recognized total employee-related share-based compensation expense from all plans for the years ended December 31, 2020, 2019 and 2018 as set out below:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Research and development expenses	14,546	1,556	238
General and administrative expenses	10,973	460	100

Total share-based compensation	25,519	2,016	338